ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Refundable payment—current	36,977,756	41,735,515
Accrued payroll and social insurance	34,931,618	28,508,469
Warranty—current	29,854,144	24,797,169
Other taxes payable	17,056,573	18,813,540
Construction payable	10,829,465	16,512,545
Sales rebate	36,275,780	13,878,273
Operating lease liabilities—current	7,689,187	7,743,648
Interest payable	275,178	280,000
Others*	25,014,857	39,823,784

Accrued expenses and other current liabilities	198,904,558	192,092,943
*	Others mainly include accrued marketing expenses, accrued professional fees and other general corporate expenses.

Schedule of movement of provision for warranty

	For the Year Ended December 31,
	2020	2021	2022
Accrued warranty—beginning of year	59,951,866	59,195,896	47,788,122
Accrual for warranties issued during the year	35,197,541	35,181,557	20,355,810
Warranty claims paid	(18,590,107)	(22,554,689)	(23,894,070)
Pre-existing warranty expired	(17,363,404)	(24,034,642)	(10,437,572)
Accrued warranty—end of year	59,195,896	47,788,122	33,812,290